Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Receivables [Abstract]
Schedule of prepaid expenses and other receivables
	December 31,
	2022	2021

Government authorities	$280	$276
Deposits	85	75
Grants receivable	319	305
Prepaid expenses and other	1,155	2,402

	$1,839	$3,058